Goodwill and Intangible Assets - Additional Information (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Impairment Loss			$ 0	$ 0
Impairment of Intangible Assets (Excluding Goodwill)			0	0
Amortization of Intangible Assets	$ 700,000	$ 700,000	$ 1,350,000	$ 1,350,000